Quarterly Report
June 30, 2024
MFS®  Research Fund
MFR-Q3

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.0%
Boeing Co. (a)	249,462	$45,404,579
General Dynamics Corp.	160,143	46,463,890
Honeywell International, Inc.	264,248	56,427,518
Howmet Aerospace, Inc.	606,964	47,118,615
Leidos Holdings, Inc.	286,646	41,815,918
		$237,230,520
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	151,872	$39,073,628
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	600,826	$45,284,256
Automotive – 0.4%
Aptiv PLC (a)	492,852	$34,706,638
Biotechnology – 0.3%
Illumina, Inc. (a)	207,428	$21,651,335
Broadcasting – 1.0%
Walt Disney Co.	841,181	$83,520,861
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	1,087,905	$80,167,719
CME Group, Inc.	304,086	59,783,308
		$139,951,027
Business Services – 2.8%
Accenture PLC, “A”	355,538	$107,873,785
Fiserv, Inc. (a)	264,527	39,425,104
TransUnion	585,634	43,430,617
Tyler Technologies, Inc. (a)	62,913	31,631,398
		$222,360,904
Cable TV – 0.4%
Cable One, Inc.	98,658	$34,924,932
Computer Software – 12.0%
Cadence Design Systems, Inc. (a)	337,684	$103,922,251
Microsoft Corp. (s)	1,634,944	730,738,221
Salesforce, Inc.	499,114	128,322,209
		$962,982,681
Computer Software - Systems – 5.9%
Apple, Inc.	1,353,893	$285,156,944
Constellation Software, Inc.	27,404	78,961,499
HubSpot, Inc. (a)	50,879	30,007,925
ServiceNow, Inc. (a)	93,958	73,913,940
		$468,040,308
Construction – 1.8%
Builders FirstSource, Inc. (a)	104,993	$14,532,081
Sherwin-Williams Co.	167,577	50,010,004
Summit Materials, Inc., “A” (a)	1,198,280	43,869,031

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	135,795	$33,769,501
		$142,180,617
Consumer Products – 1.4%
Colgate-Palmolive Co.	544,518	$52,840,026
International Flavors & Fragrances, Inc.	319,918	30,459,393
Kenvue, Inc.	1,514,272	27,529,465
		$110,828,884
Consumer Services – 0.8%
Booking Holdings, Inc.	15,581	$61,724,131
Electrical Equipment – 1.2%
Johnson Controls International PLC	774,068	$51,452,300
TE Connectivity Ltd.	273,190	41,095,972
		$92,548,272
Electronics – 8.7%
Applied Materials, Inc.	364,011	$85,902,956
Lam Research Corp.	90,527	96,397,676
Marvell Technology, Inc.	1,096,932	76,675,547
NVIDIA Corp.	3,039,135	375,454,738
NXP Semiconductors N.V.	227,284	61,159,851
		$695,590,768
Energy - Independent – 3.4%
ConocoPhillips	958,911	$109,680,240
Diamondback Energy, Inc.	262,678	52,585,509
Hess Corp.	444,922	65,634,893
Valero Energy Corp.	265,708	41,652,386
		$269,553,028
Food & Beverages – 1.7%
General Mills, Inc.	286,001	$18,092,423
Mondelez International, Inc.	718,468	47,016,546
PepsiCo, Inc.	427,451	70,499,494
		$135,608,463
Gaming & Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	227,509	$49,642,464
General Merchandise – 0.3%
Five Below, Inc. (a)	205,615	$22,405,867
Health Maintenance Organizations – 1.2%
Cigna Group	298,922	$98,814,646
Insurance – 2.5%
Aon PLC	204,704	$60,097,000
Chubb Ltd.	395,720	100,940,258
Willis Towers Watson PLC	157,006	41,157,553
		$202,194,811
Internet – 9.6%
Alphabet, Inc., “A”	1,928,031	$351,190,846
Alphabet, Inc., “C”	511,914	93,895,266
Gartner, Inc. (a)	120,111	53,937,046

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Meta Platforms, Inc., “A”	526,449	$265,446,115
		$764,469,273
Leisure & Toys – 0.6%
Electronic Arts, Inc.	343,039	$47,795,624
Machinery & Tools – 2.5%
Eaton Corp. PLC	205,461	$64,422,296
Ingersoll Rand, Inc.	327,273	29,729,479
Nordson Corp.	85,966	19,938,954
Regal Rexnord Corp.	234,404	31,696,109
Wabtec Corp.	347,113	54,861,210
		$200,648,048
Major Banks – 4.0%
JPMorgan Chase & Co.	859,255	$173,792,916
Morgan Stanley	714,827	69,474,036
PNC Financial Services Group, Inc.	487,077	75,730,732
		$318,997,684
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	136,595	$42,818,434
McKesson Corp.	111,371	65,045,119
		$107,863,553
Medical Equipment – 4.3%
Agilent Technologies, Inc.	513,442	$66,557,486
Becton, Dickinson and Co.	246,685	57,652,751
Boston Scientific Corp. (a)	952,260	73,333,543
Danaher Corp.	93,543	23,371,719
Medtronic PLC	846,789	66,650,762
STERIS PLC	266,122	58,424,424
		$345,990,685
Oil Services – 0.4%
Schlumberger Ltd.	652,923	$30,804,907
Other Banks & Diversified Financials – 3.4%
Moody's Corp.	101,239	$42,614,532
Northern Trust Corp.	480,920	40,387,662
Visa, Inc., “A”	725,061	190,306,761
		$273,308,955
Pharmaceuticals – 5.2%
AbbVie, Inc.	569,343	$97,653,711
Eli Lilly & Co.	106,775	96,671,949
Johnson & Johnson	714,723	104,463,914
Pfizer, Inc.	1,763,490	49,342,450
Vertex Pharmaceuticals, Inc. (a)	145,169	68,043,614
		$416,175,638
Railroad & Shipping – 0.7%
Canadian Pacific Kansas City Ltd. (l)	704,746	$55,484,653
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	252,089	$39,177,151
Jones Lang LaSalle, Inc. (a)	124,063	25,467,653
		$64,644,804

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.1%
Starbucks Corp.	576,783	$44,902,557
U.S. Foods Holding Corp. (a)	820,998	43,496,474
		$88,399,031
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	186,105	$48,024,395
Corteva, Inc.	580,675	31,321,610
DuPont de Nemours, Inc.	724,027	58,276,933
		$137,622,938
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	1,964,802	$379,697,987
Home Depot, Inc.	274,591	94,525,206
Ross Stores, Inc.	374,416	54,410,133
Target Corp.	97,808	14,479,496
		$543,112,822
Telecommunications - Wireless – 1.3%
SBA Communications Corp., REIT	429,553	$84,321,254
T-Mobile USA, Inc.	108,409	19,099,498
		$103,420,752
Tobacco – 0.6%
Philip Morris International, Inc.	434,787	$44,056,967
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	255,121	$40,819,360
Utilities - Electric Power – 2.3%
Alliant Energy Corp.	721,226	$36,710,403
CMS Energy Corp.	311,904	18,567,645
Duke Energy Corp.	473,417	47,450,586
PG&E Corp.	2,751,230	48,036,476
PPL Corp.	1,194,264	33,021,400
		$183,786,510
Total Common Stocks		$7,938,221,245
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	30,929	$0

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.39% (v)	54,911,239	$54,916,730
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	51,217,383	$51,217,383

Other Assets, Less Liabilities – (0.6)%		(50,428,217)
Net Assets – 100.0%		$7,993,927,141
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $54,916,730 and $7,989,438,628, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2024, the fund had cash collateral of $51,498 and other liquid securities with an aggregate value of $557,138 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,803,775,093	$—	$—	$7,803,775,093
Canada	134,446,152	0	—	134,446,152
Mutual Funds	106,134,113	—	—	106,134,113
Total	$8,044,355,358	$0	$—	$8,044,355,358
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,371,444	$766,685,161	$752,123,264	$(12,800)	$(3,811)	$54,916,730
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,899,552	$—